COLUMBIA MANAGEMENT GROUP
         Supplement to Prospectuses and Statements of Additional Information

1. On October 13, 2003, the following Funds will change their names as referenced below:

       CURRENT FUND NAME                                                     NEW FUND NAME
       Liberty Strategic Income Fund                                         Columbia Strategic Income Fund
       Liberty Newport Japan Opportunities Fund                              Columbia Newport Japan Opportunities Fund
       Liberty Newport Greater China Fund                                    Columbia Newport Greater China Fund
       Liberty Money Market Fund                                             Columbia Money Market Fund
       Liberty Newport Global Equity Fund                                    Columbia Global Equity Fund
       Liberty Federal Securities Fund                                       Columbia Federal Securities Fund
       Liberty Contrarian Income Fund                                        Columbia Contrarian Income Fund
       Liberty Intermediate Government Income Fund                           Columbia Intermediate Government Income Fund
       Liberty Quality Plus Bond Fund                                        Columbia Quality Plus Bond Fund
       Liberty Corporate Bond Fund                                           Columbia Corporate Bond Fund
       Liberty Tax-Exempt Fund                                               Columbia Tax-Exempt Fund
       Liberty Tax-Exempt Insured Fund                                       Columbia Tax-Exempt Insured Fund
       Liberty Municipal Money Market Fund                                   Columbia Municipal Money Market Fund
       Liberty California Tax-Exempt Fund                                    Columbia California Tax-Exempt Fund
       Liberty Connecticut Tax-Exempt Fund                                   Columbia Connecticut Tax-Exempt Fund
       Liberty Massachusetts Tax-Exempt Fund                                 Columbia Massachusetts Tax-Exempt Fund
       Liberty New York Tax-Exempt Fund                                      Columbia New York Tax-Exempt Fund
       Liberty Large Company Index Fund                                      Columbia Large Company Index Fund
       Liberty U.S. Treasury Index Fund                                      Columbia U.S. Treasury Index Fund
       Liberty Small Company Index Fund                                      Columbia Small Company Index Fund
       Liberty Newport Asia Pacific Fund                                     Columbia Newport Asia Pacific Fund
       Liberty Newport Tiger Fund                                            Columbia Newport Tiger Fund
       Liberty Newport Europe Fund                                           Columbia Europe Fund
       Liberty Income Fund                                                   Columbia Income Fund
       Liberty Intermediate Bond Fund                                        Columbia Intermediate Bond Fund
       Liberty Managed Municipals Fund                                       Columbia Managed Municipals Fund
       Liberty High Yield Municipal Fund                                     Columbia High-Yield Municipal Fund
       Liberty Large Cap Core Fund                                           Columbia Large-Cap Core Fund
       Liberty International Equity Fund                                     Columbia International Equity Fund
       Liberty Global Thematic Equity Fund                                   Columbia Global Thematic Equity Fund
       Liberty European Thematic Equity Fund                                 Columbia European Thematic Equity Fund
       Liberty Floating Rate Advantage Fund                                  Columbia Floating Rate Advantage Fund
       Liberty Floating Rate Fund                                            Columbia Floating Rate Fund

2.   Also on October 13, 2003:

     o the Funds will be listed as part of the Columbia fund family under the letter "C" in the mutual fund listing section of your newspaper. In addition, the website for the Funds will change from www.libertyfunds.com to www.columbiafunds.com.

     o Liberty Funds Distributor, Inc. (the Funds' distributor) and Liberty Funds Services, Inc. (the Funds' transfer agent) will change their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.



                                                              September 17, 2003

                             LIBERTY UTILITIES FUND

       Supplement to Prospectuses and Statement of Additional Information

1. On October 13, 2003, the Fund will change its name to "Columbia Utilities Fund."


2.   Also on October 13, 2003:

     o The Fund will be listed as part of the Columbia fund family under the letter "C" in the mutual fund listing section of your newspaper. In addition, the website for the Fund will change from www.libertyfunds.com to www.columbiafunds.com.

     o Liberty Funds Distributor, Inc. (the Fund's distributor) and Liberty Funds Services, Inc. (the Fund's transfer agent) will change their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.


3. Effective October 13, 2003, the Fund will use the Standard & Poor's Utility Index and the S&P Telecom Index as performance benchmarks. The S&P Utility Index is an unmanaged market cap-weighted index of natural gas and electric companies. The S&P Telecom Index is an unmanaged market cap-weighted index of telecommunications companies. The advisor believes that using these two indices offers shareholders a more useful comparison for the Funds' relative performance than the Dow Jones Utility Index or the S&P 500 Index.


4. On October 13, 2003, the following rows will be added to the chart entitled "Average Annual Total Returns - for periods ended December 31, 2002":

                               1 Year            5 Years              10 Years
     S&P Utility Index (%)     -29.99             -4.41                 3.42
     S&P Telecom Index (%)     -34.08             -8.46                 3.63


759-36/418P-0903                                              September 17, 2003